RISK MANAGEMENT POLICIES (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	€ 19,963	€ 12,929	€ 89,274
Current liabilities	22,717	23,321	11,558
Israel, New Shekels
IfrsStatementLineItems [Line Items]
Current assets	665	483	150
Current liabilities	784	996	829
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Current assets	4,006	5,354	1,337
Current liabilities	2,036	5,529	2,427
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Current assets	11,027	4,788	1,734
Current liabilities	17,090	14,164	6,699
Panama, Balboa
IfrsStatementLineItems [Line Items]
Current assets	2,678	922
Current liabilities	2,268	1,214
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Current assets	1,587	1,368	290
Current liabilities	539	1,361	1,444
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Current assets			85,763
Current liabilities		57	158
United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Current assets		14
Current liabilities			€ 1